Long-Term Bank Loans (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Mar. 28, 2025 USD ($)	Mar. 28, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Mar. 18, 2025	Sep. 06, 2020 USD ($)	Aug. 25, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jun. 05, 2014 USD ($)
Debt Instrument [Line Items]
Repaid amount					$ 71		$ 123
Maturity date									Aug. 20, 2026
Carrying amount					2,817		3,072
Taiwan Cooperative Bank loan [Member]
Debt Instrument [Line Items]
Loan amount													$ 73,200
Loan agreement term													18 years
Outstanding loan					$ 1,677	$ 55,012	$ 1,797	$ 55,012
Interest rate per annum					2.72%	2.72%	2.59%	2.59%
Repaid amount					$ 6	$ 200
Taiwan Cooperative Bank loan [Member] | New Loan Agreement [Member]
Debt Instrument [Line Items]
Loan amount												$ 15,000
Loan agreement term												5 years
Outstanding loan					$ 376	$ 12,328	$ 419	$ 12,828
Interest rate per annum					2.88%	2.88%	2.60%	2.60%
Repaid amount					$ 16	$ 500	$ 16	$ 500
Shanghai Commercial & Savings Bank loan [Member]
Debt Instrument [Line Items]
Loan amount											$ 16,000
Loan agreement term											5 years
Outstanding loan					$ 36	$ 1,180	$ 96	$ 2,951
Interest rate per annum					3.38%	3.38%	3.25%	3.25%
Repaid amount					$ 55	$ 1,770	$ 57	$ 1,770
Chang Hwa Bank loan [Member]
Debt Instrument [Line Items]
Loan amount										$ 5,000
Loan agreement term										3 years
Outstanding loan							$ 1	$ 16
Interest rate per annum							2.60%	2.60%
Repaid amount					$ 1	$ 16	$ 50	$ 1,566
Subsequent Event [Member]
Debt Instrument [Line Items]
Repaid amount			$ 15	$ 500
Subsequent Event [Member] | Shanghai Commercial & Savings Bank loan [Member]
Debt Instrument [Line Items]
Repaid amount	$ 14	$ 443